Stock-Based Compensation	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 9 — Stock-Based Compensation

2021 Plan

In August 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”), which was approved by the stockholders of the Company in September 2021 and became effective immediately upon the closing of the Business Combination. The 2021 Plan provides for the grant of incentive and non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards, and other awards to employees, directors, and non-employees. Initially, the aggregate number of shares of Class A common stock that may be issued under the plan will not exceed 7,453,588 shares. In addition, the number of shares of Class A common stock reserved for issuance under the 2021 Plan will automatically increase on January 1st of each year, starting on January 1, 2022 and ending on December 31, 2030, in an amount equal to the lesser of (1) 2.0% of the total number of shares of Class A common stock outstanding on December 31 of the preceding year, or (2) a lesser number of Class A common stock determined by the board of directors prior to the date of the increase. In accordance therewith, the number of shares of Class A common stock reserved for issuance under the 2021 Plan increased by 3,255,791 shares on January 1, 2022.

In connection with the adoption of the 2021 Plan, the Company ceased issuing awards under its 2019 Equity Incentive Plan (the “2019 Plan”). Following the closing of the Business Combination, the Company assumed the outstanding stock options under the 2019 Plan and converted such stock options into options to purchase the Company’s common stock. Such stock options will continue to be governed by the terms of the 2019 Plan and the stock option agreements thereunder, until such outstanding options are exercised or until they terminate or expire.

Employee Stock Purchase Plan

In August 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”), which became effective immediately upon the closing of the Business Combination. The ESPP permits eligible employees to purchase shares of Class A common stock at a price equal to 85% of the lower of the fair market value of Class A common stock on the first day of an offering or on the date of purchase. The maximum number of shares of Class A common stock that may be issued under the ESPP will not exceed 4,969,059 shares. Additionally, the number of shares of Class A common stock reserved for issuance under the ESPP will automatically increase on January 1st of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, by the lesser of (i) 1.0% of the total number of shares of Class A common stock outstanding on December 31st of the preceding calendar year; (ii) 9,938,118 shares of Class A common stock; or (iii) such lesser number of shares of the Company as determined by the board of directors. In accordance therewith, the number of shares of Class A common stock reserved for issuance under the ESPP increased by 1,627,895 on January 1, 2022. As of March 31, 2022, there have been no purchases under the ESPP, and therefore, no shares have been issued.

Quarterly Equity Awards

Subject to the achievement of certain performance goals established by the Company from time to time, the Company’s employees are eligible to receive an annual incentive bonus that will entitle them to a quarterly grant of a number of restricted stock units (“RSUs”) determined by dividing 25% of the annual bonus target amount by the closing price of the Company’s Class A common stock on the date of grant. The RSUs will be fully vested on the date of grant. Furthermore, all the quarterly equity awards are contingent and issued only upon approval by the Company’s board of directors. During the three months ended March 31, 2022, the Company recognized stock-based compensation expense of $1.8 million related to these quarterly equity awards, which are expected to be granted in the subsequent fiscal quarter.

Stock Options

A summary of the Company’s stock option activity is as follows:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life (Years)	(In millions)
Outstanding as of January 1, 2022	9,444,221	$0.12	8.66	$55.9
Exercised	(753,261)	0.12	2.7
Expired/forfeited	(86,324)	0.13
Outstanding as of March 31, 2022	8,604,636	0.12	8.41	40.4
Exercisable as of March 31, 2022	952,603	0.12	8.30	4.5
Vested and expected to vest as of March 31, 2022	8,604,636	0.12	8.41	40.4

The Company recognized stock-based compensation expense of $1.0 million and $0.9 million for stock options for the three months ended March 31, 2022 and 2021, respectively.

As of March 31, 2022, the total remaining stock-based compensation expense for unvested stock options was $12.7 million, which is expected to be recognized over a weighted-average period of 1.3 years.

Restricted Stock Units

A summary of the Company’s RSU activity is as follows:

		Weighted
	Number of	Average
	Shares	Grant Price
Outstanding as of January 1, 2022	36,249,396	$6.53
Granted	1,462,209	3.06
Vested	(300,014)	5.07
Forfeited	(624,223)	7.19
Outstanding as of March 31, 2022	36,787,368	6.39

In February 2022, the Company granted 1,462,209 RSUs under the 2021 Plan. The RSUs generally vest over a three- or four-year period with a straight-line vesting and a 33% or 25% one-year cliff and remain subject to forfeiture if vesting conditions are not met. Upon vesting, RSUs are settled in Class A common stock on a one-for-one basis. The shares of Class A common stock underlying RSU grants are not issued and outstanding until the applicable vesting date.

Immediately prior to closing of the Business Combination, each of the Company’s founders was granted 20,009,224 RSUs under the 2019 Plan pursuant to the terms and conditions of the Business Combination Agreement (the “Founder Grants”). Considering each of the founder’s existing equity ownership and assuming the Founder Grants fully vest, it would result in each of the founders owning approximately 18% of all outstanding shares of the Total Outstanding Capitalization of the Company (as defined in the Business Combination Agreement). One-quarter of each Founder Grant vests upon the achievement of the earlier to occur of (i) a price-based milestone or (ii) a performance-based milestone, with a different set of such price and performance-based milestones applying to each quarter of each Founder Grant and so long as the achievement occurs within seven years following the closing of the Business Combination.

The Company accounts for the Founder Grants as four separate tranches, with each tranche consisting of two award grants, a performance award grant and market award grant. Each tranche vests when either the market condition or performance condition is satisfied (only one condition is satisfied). The Company determined the fair value of the performance award by utilizing the trading price on the Closing Date. When the applicable performance milestone is deemed probable of being achieved, the Company will recognize compensation expense for the portion earned to date over the requisite period. For the market award, the Company determined both the fair value and derived service period using a Monte Carlo simulation model on the Closing Date. The Company will recognize compensation expense for the market award on a straight-line basis over the derived service period. If the applicable performance condition is not probable of being achieved, compensation cost for the value of the award incorporating the market condition is recognized, so long as the requisite service is provided. If the performance milestone becomes probable of being achieved, the full fair value of the award will be recognized, and any remaining expense for the market award will be canceled.

One-quarter of each Founder Grant, totaling 5,002,306 shares each of Class B common stock, vested immediately prior to the Closing Date pursuant to the terms and conditions of the Business Combination Agreement. During the three months ended March 31, 2022, the Company recorded $16.0 million of expense for the amortized portion of the market award for the remaining three tranches in general and administrative expenses in the consolidated condensed statements of operations and comprehensive loss.

For the three months ended March 31, 2022 and 2021, the Company recorded $5.7 million and less than $0.1 million of stock-based compensation expense, respectively, related to RSU awards.

As of March 31, 2022, the total remaining stock-based compensation expense for unvested RSUs was $300.1 million, which is expected to be recognized over a weighted-average period of 2.3 years.

The Company records stock-based compensation expense for stock-based compensation awards based on the fair value on the date of grant. The stock-based compensation expense is recognized ratably over the course of the requisite service period.

The Company has elected to account for forfeitures as they occur and will record stock-based compensation expense assuming all stockholders will complete the requisite service period. If an employee forfeits an award because they fail to complete the requisite service period, the Company will reverse stock-based compensation expense previously recognized in the period the award is forfeited.

The following table presents stock-based compensation expense included in each respective expense category in the statements of operations and comprehensive loss (in millions):

	Three Months Ended March 31,
	2022	2021
Research and development	$5.4	$0.7
General and administrative	19.1	0.2
Total stock-based compensation expense	$24.5	$0.9

Warrants

A summary of the Company’s warrant activity is as follows:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life (Years)	(In millions)
Outstanding as of January 1, 2022	8,644,932	$0.01	8.87	$52.1
Issued	—	—
Exercised	—	—	—
Outstanding as of March 31, 2022	8,644,932	0.01	8.87	52.1
Vested and exercisable as of March 31, 2022	1,775,202	$0.01	3.82	$8.5

United Airlines

On January 29, 2021, the Company entered into a Purchase Agreement (the “Purchase Agreement”), Collaboration Agreement (the “United Collaboration Agreement”), and Warrant Agreement with United Airlines, Inc. (“United”). Under the terms of the Purchase Agreement, United has a conditional purchase order for up to 200 of the Company’s aircraft, with an option to purchase an additional 100 aircraft. Those purchases are conditioned upon the Company meeting certain conditions that include, but are not limited to, the certification of the Company’s aircraft by the FAA and further negotiation and reaching of mutual agreement on certain material terms related to the purchases. The Company issued 14,741,764 warrants to United to purchase shares of the Company’s Class A common stock. Each warrant provides United with the right to purchase one share of the Company’s Class A common stock at an exercise price of $0.01 per share. The warrants vest in four equal installments in accordance with the following milestones: the execution of the Purchase Agreement and the United Collaboration Agreement, the completion of the Business Combination, the certification of the aircraft by the FAA, and the initial sale of aircraft to United.

The Company accounts for the Purchase Agreement and the United Collaboration Agreement under ASC 606, Revenue from Contracts with Customers. The Company identified the sale of each aircraft ordered by United as a separate performance obligation in the contract. As the performance obligations have not been satisfied, the Company has not recognized any revenue as of March 31, 2022.

With respect to the four warrant vesting milestones outlined above, the Company accounts for them as consideration payable to a customer under ASC 606 related to the future purchase of aircraft by United. Pursuant to ASC 718, Compensation — Stock Compensation, the Company measured the grant date fair value of the warrants to be recognized upon the achievement of each of the four milestones and the vesting of the related warrants. The Company determined that the warrants will be classified as equity awards based on the criteria of ASC 480, Distinguishing Liabilities from Equity and ASC 718. For the first milestone, issuance of the warrants in conjunction with the execution of the Purchase Agreement and the United Collaboration Agreement, the Company recorded the grant date fair value of the respective warrant tranche at the vesting date upon satisfaction of the milestone, and the related costs were recorded in other warrant expense due to the absence of historical or probable future revenue. For the second milestone, the completion of the Business Combination transaction, the related costs were also recorded in other warrant expense due to the absence of historical or probable future revenue. For the third milestone, the certification of the aircraft by the FAA, the Company will assess whether it is probable that the award will vest at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will begin capitalizing the grant date fair value of the associated warrants as an asset through the vesting date and subsequently amortize the asset as a reduction to revenue as it sells the new aircraft to United. For the fourth milestone, the sale of aircraft to United, the Company will record the cost associated with the vesting of each portion of warrants within this milestone as a reduction of the transaction price as revenue is recognized for each sale of the aircraft. During the three months ended March 31, 2022, no other warrant expense was recognized. During the three months ended March 31, 2021, the Company recorded $78.2 million in other warrant expense in the consolidated condensed statements of operations and comprehensive loss related to the achievement of the first milestone. A total of 8,845,058 warrants vested from achievement of the first two milestones and were exercised during the fiscal year ended December 31, 2021.

FCA US LLC

On November 6, 2020, the Company entered into a Collaboration Agreement with FCA US LLC (“FCA”) (the “FCA Collaboration Agreement”), in which both parties agreed to work together to complete a series of fixed duration collaboration projects related to the Company’s ongoing efforts to design, develop, and bring up production capabilities for its aircraft. The Company issued a warrant to FCA on November 6, 2020, in which FCA has the right to purchase up to 1,671,202 shares of the Company’s Class A common stock at an exercise price of $0.01 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization). Shares under the warrant vest based on the completion of specific aircraft development milestones identified under the FCA Collaboration Agreement, which are expected to be achieved on a rolling basis through December 2022.

As the Company is currently in pre-revenue stage and is not generating any revenue from the FCA Collaboration Agreement, all costs incurred with third parties are recorded based on the nature of the cost incurred. The Company accounts for the warrant in accordance with the provisions of ASC 718. The Company will assess whether it is probable that the award will vest for each of the seven milestones at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will recognize compensation expense for the portion of the grant determined probable of vesting on a straight-line basis over the duration of each milestone. If services had been provided by FCA prior to management determining the milestone is probable of being achieved, a cumulative catch-up adjustment will be recorded for services performed in prior periods. Costs incurred under the FCA Collaboration Agreement and warrant are associated with the design, development, and bring up of production for the Company’s aircraft. During the three months ended March 31, 2022 and 2021, the Company recorded less than $0.1 million of R&D expense in each period in the consolidated condensed statements of operations and comprehensive loss related to the completion of certain milestones. As of March 31, 2022, a total of five milestones have been completed, amounting to 1,236,690 shares that have vested.

FCA Italy S.p.A.

On July 19, 2021, the Company entered into a Manufacturing Consulting Agreement with an affiliate of FCA, FCA Italy S.p.A. (“FCA Italy”) (the “Manufacturing Consulting Agreement”), in which both parties agreed to work together to complete a series of fixed duration projects to develop manufacturing and production processes in connection with the Company’s ongoing efforts to bring up production capabilities for its aircraft. In conjunction with the Manufacturing Consulting Agreement, the Company issued a warrant to FCA Italy, in which FCA Italy has the right to purchase up to 1,077,024 shares of the Company’s Class A common stock at an exercise price of $0.01 per share. The shares underlying the warrant vest in two equal installments in accordance with two time-based milestones.

The Company accounts for the warrant in accordance with ASC 718. The Company recognized compensation cost for half of the shares that were fully vested upon execution of the Manufacturing Consulting Agreement. The Company will recognize compensation cost for the remaining half of the warrant as the related services are received from FCA Italy on a straight-line basis over the service period of 12 months. During the three months ended March 31, 2022, the Company recorded $1.2 million of R&D expense in the consolidated condensed statements of operations and comprehensive loss related to services received during the period for the second milestone.